Contracts Receivable, Net (Details) - Schedule of Allowance for Doubtful Accounts	12 Months Ended
	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)
Schedule of Allowance for Doubtful Accounts [Abstract]
Beginning balance	$ 2,589,214	$ 330,853	$ 775,257
Addition	5,480,283	700,275	1,813,957
Ending balance	$ 8,069,497	$ 1,031,128	$ 2,589,214